Credit facilities (Details Narrative) - HKD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Other borrowings	$ 275,000	$ 474,000	$ 396,000
Debt, weighted average interest rate	3.60%	3.60%	3.60%